UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2009
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Farley Capital L.P.
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Address:   780 Third Avenue, 31st Floor
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           New York, New York 10017
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Form 13F File Number:  028-12507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen L. Farley
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Title:     General Partner
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Phone:     (212) 421-8741
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Signature, Place, and Date of Signing:

 /s/ Stephen L. Farley        New York, New York         05/15/09
------------------------   ------------------------ -----------------
      [Signature]                [City, State]           [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   1
                                               -------------

Form 13F Information Table Entry Total:              4
                                               -------------

Form 13F Information Table Value Total:          $1,802
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No. Form 13F File Number                  Name

      1. 028-10425                              Stephen L. Farley


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
                                                  Form 13F INFORMATION TABLE


           COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4         COLUMN 5    COLUMN 6   COLUMN 7       COLUMN 8
------------------------------ ---------------- ---------- -------- ------- ---- ----- ----------- --------- ----------------------
                                                            VALUE   SHRS OR  SH/ PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS    CUSIP    (x$1000) PRN AMT  PRN CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
------------------------------ ---------------- ---------- -------- ------- ---- ----- ----------- --------- ------- ------- -------
INTERNATIONAL SPEEDWAY CORP      CL A            460335201    652    29,573  SH          SOLE                 29,573     0      0

NATURAL RESOURCE PARTNERS L      COM UNIT L P    63900P103    736    32,970  SH          SOLE                 32,970     0      0

SOAPSTONE NETWORKS INC           COM             833570104     78    21,900  SH          SOLE                 21,900     0      0

WILLIAMS PIPELINE PARTNERS L     COM UNIT LP IN  96950K103    336    20,400  SH          SOLE                 20,400     0      0

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